Black-Scholes Option Pricing model (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Four-year termstock price	$ 3.31
Four-year term exercise price	$ 2.60
Four-year term volatility percent	132.0
Four-year term percent risk free rate	0.82
Three-year term stock price	$ 3.45
Three-year term exercise price	$ 1.75
Three-year term volatility percent	149.0
Three-year term percent risk free rate	0.36
Five-year termstock price Minimum		$ 0.50
Five-year termstock price Maximum		$ 1.00
Five-year term exercise price		$ 0.50
Five-year term volatility percent		190.0
Five-year term percent risk free rate Minimum		1.45
Five-year term percent risk free rate Maximum		2.00